S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Aug. 07, 2026 USD ($) $ / shares shares
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	5,750,000
Underwriters Over Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 3,725,000
Securities Issued or to be Issued, Shares (in Shares) | shares	750,000
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 3,000,000
Securities Issued or to be Issued, Shares (in Shares) | shares	350,000
Underwriters Over-allotment Option Exercised [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	372,500
Indirect Membership [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	175,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Atlas Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 10,000
Atlas Sponsor LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	300,000
Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10